Stock-based Compensation - Performance Share Unit Awards - Assumptions (Details) - Performance Share Unit Awards	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation
Forecast period (years)	2 years 7 months 6 days	2 years 8 months 1 day	2 years 7 months 13 days
Risk-free interest rate (as a percent)	1.00%	0.79%	0.61%
Jones stock price volatility (as a percent)	71.47%	52.87%	40.40%
Average historical combined volatilities for the Company and each peer company (as a percent)	70.45%	55.13%	46.95%
Expected percentage of performance share units earned (as a percent)	123.84%	101.61%	126.80%